Intangible Assets, Net - Schedule of Intangible Assets (Details) - CNY (¥)	Jun. 30, 2019	Dec. 31, 2018
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 98,814,568	¥ 96,129,761
Less: Accumulated amortization	(6,480,845)	(1,602,163)
Intangible assets, net	92,333,723	94,527,598
Online Audio/Video Content Platform
Finite Lived Intangible Assets [Line Items]
Total cost	96,100,000	¥ 96,129,761
Computer Software, Intangible Asset [Member]
Finite Lived Intangible Assets [Line Items]
Total cost	¥ 2,684,807